Provision for decommissioning costs (Details 3) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provision For Decommissioning Costs
Provision for decommissioning costs, 2024	$ 2,032
Provision for decommissioning costs, 2025	2,095
Provision for decommissioning costs, 2026	2,031
Provision for decommissioning costs, 2027	2,283
Provision for decommissioning costs, 2028	1,952
Provision for decommissioning costs, 2029 onwards	12,810
Provision for decommissioning costs	$ 23,203	$ 18,600	$ 15,619